Statements of Cash Flows - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Jun. 30, 2016
Statement of Cash Flows [Abstract]
Net Income (Loss)	$ 685,272	$ (9,276,251)	$ 2,325,726
Stock-based compensation	82,824	$ 1,917,159	$ 611,881
Stock-based payments to vendors		1,013,351
Warrants issued for services rendered	23,074	$ 2,074,228
Non-cash interest expense	464,110	1,044,431	$ 203,496
Impairment expense			166,000
(Gain) Loss on change in fair value of derivative liability	(1,813,249)	1,951,019	(11,071,250)
Loss on extinguishment of debt			945,838
Warrants issued for debt inducement			1,008,627
Bad debt expense	64,042	184,966	152,750
Loss on disposal of equipment	832	59,133	1,560
Depreciation expense	4,584	30,786	22,122
Inventory write-off		100,998	725,728
Changes in operating assets and liabilities:
Accounts receivable	(2,431)	(227,857)	(40,926)
Inventory	29,332	(35,325)	(260,625)
Prepaid expenses	24,079	(8,508)	(48,940)
Other assets	25,000		13,486
Accounts payable and accrued liabilities	65,601	103,322	144,853
Deferred revenue			470,048
NET CASH USED IN OPERATING ACTIVITIES	(396,930)	(1,902,790)	(1,779,167)
Investment in Rocky Mountain High Water Company		44,026
Investment in product development			(19,400)
Acquisition of property and equipment	1,013	45,844	99,642
NET CASH USED IN INVESTING ACTIVITIES	(1,013)	(89,870)	(119,042)
Financing Activities:
Proceeds from issuance of convertible notes	220,000	700,000	500,000
Proceeds from issuance of related party convertible notes	100,000	289,600	318,332
Repayment of convertible notes			165,000
Repayment of related party convertible notes		25,000	31,000
Proceeds from issuance of note payable-other		35,960	318,332
Repayment of note payable-other	(2,966)	(9,830)
Proceeds from issuance of common stock	8,500	991,350	1,282,406
NET CASH PROVIDED BY FINANCING ACTIVITIES	325,534	1,982,080	1,904,738
INCREASE (DECREASE) IN CASH	(72,409)	(10,580)	6,529
CASH - BEGINNING OF YEAR	91,675	102,255	95,726
CASH - END OF YEAR	19,266	91,675	102,255
Supplemental disclosure of non-cash financing and investing activities:
Common stock issued for conversion of debt	126,207	189,455	143,600
Common stock issued for acquisition		500,000	166,000
Debt and accrued interest converted for common stock	443,482	504,736
Common stock issued as part of a legal settlement		500,000	166,000
Derivative liability incurred for debt discount	443,482	659,150
Beneficial conversion feature recognized as debt discount		$ 212,771
Series C preferred stock issued for conversion of debt			2,495,666
Conversion of debt to common stock		$ 348,532	$ 179,220
Derivative liability relieved upon conversion of related debt	$ 52,542	$ 352,625	$ 2,102,681